ProShares Nanotechnology ETF Performance Management - ProShares Nanotechnology ETF	May 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Performance Past Does Not Indicate Future [Text]	Past results (before and after taxes) are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart Closing [Text Block]	Best Quarter(ended3/31/2023):21.64%Worst Quarter(ended6/30/2022):-18.38%Year-to-Date(ended6/30/2025):-1.86%
Performance Table Heading	Average Annual Total ReturnsAs of December 31, 2024
Performance Table Narrative	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	 After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Performance Table Closing [Text Block]	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Performance Availability Website Address [Text]	(www.proshares.com)
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Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	(1.86%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.64%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022